Other reserves	12 Months Ended
Dec. 31, 2021
Other reserves
Other reserves

20         Other reserves

				Share‑based
	Capital	Merger	Statutory	compensation	Other
	reserve	reserve	reserve	reserve	reserve	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note (a)	Note (b)	Note (c)	Note (d)	Note (e)
At 1 January 2019	61,303	(10,000)	37,962	67,960	(61,980)	95,245
Translation of foreign operations	—	—	—	—	672	672
Transfer to statutory reserve	—	—	4,621	—	—	4,621
Further acquisition of interests in a subsidiary (Note 31)	—	—	—	—	(5,741)	(5,741)
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	493	493
Share-based payment reserve	—	—	—	47,788	—	47,788
Issuance of shares upon initial public offering	211,906	—	—	—	—	211,906
Transaction costs related to issuance of shares upon initial public offering	(45,516)	—	—	—	—	(45,516)
Preferred shares converted into ordinary share upon initial public offering	339,346	—	—	—	—	339,346
Exchangeable note converted into ordinary share upon initial public offering	140,471	—	—	—	—	140,471
At 31 December 2019 and 1 January 2020	707,510	(10,000)	42,583	115,748	(66,556)	789,285

At 31 December 2019 and 1 January 2020	707,510	(10,000)	42,583	115,748	(66,556)	789,285
Translation of foreign operations	—	—	—	—	(731)	(731)
Transfer to statutory reserve	—	—	194	—	—	194
Further acquisition of interests in a subsidiary (Note 31)	—	—	—	—	92	92
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	2,548	2,548
Share-based payment reserve	—	—	—	78,967	—	78,967
Share re-purchase	—	—	—	—	—	—
At 31 December 2020	707,510	(10,000)	42,777	194,715	(64,647)	870,355

At 31 December 2020 and 1 January 2021	707,510	(10,000)	42,777	194,715	(64,647)	870,355
Translation of foreign operations	—	—	—	—	574	574
Further acquisition of interests in a subsidiary (Note 31)	380	—	—	—	(935)	(555)
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	3,575	3,575
Share-based payment reserve	—	—	—	35,462	—	35,462
At 31 December 2021	707,890	(10,000)	42,777	230,177	(61,433)	909,411

Notes

(a)          Capital reserve

The capital reserve mainly represents capital contribution made by an owner and shareholders of the Company.

20          Other reserves (Continued)

(b)         Merger reserve

Merger reserve is mainly attributable to business combinations under common control.

(c)          Statutory reserve

In accordance with the PRC regulations and the articles of association of the companies now comprising the Group, before distributing the net profit of each year, companies registered in the PRC are required to set aside 10% of its statutory net profit for the year after offsetting any prior year’s losses as determined under relevant PRC accounting standards to the statutory surplus reserve fund. When the balance of such reserve reaches 50% of each company’s share capital, any further appropriation is optional.

(d)          Share-based compensation reserve

As at 1 January 2018, share-based compensation reserve amounting to RMB67,960,000 was attributable to share options which were granted to certain consultants and employees of the Group in previous years and fully lapsed in 2015.

On 1 June 2019, the Group has adopted a share-based compensation plan. For the year ended 31 December 2021, share-based compensation expenses amounting to RMB35,462,000 (2020: RMB78,967,000) was charged to share-based compensation reserve (Note 32).

(e)          Other reserve

Other reserve mainly represents the differences of carrying amount of non-controlling interests acquired, consideration paid to non-controlling interests and reduction of reserve as a result of the issuance of exchangeable note liabilities (Note 27).